Employee Benefit Plans (Narrative) (Detail) - USD ($)				3 Months Ended			12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Jan. 31, 2017	Dec. 31, 2017	Mar. 31, 2017	Sep. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual return (loss) on plan assets								$ 1,600,000,000	$ 534,000,000
Expected return on pension and other postretirement plan assets								767,000,000	691,000,000
Net actuarial loss										$ (25,000,000)
Accumulated benefit obligation				$ 8,200,000,000				8,200,000,000	7,300,000,000
Contributions to qualified defined benefit pension plans								0
Contributions to qualified defined benefit pension plans in 2018				$ 0				0
Estimated reduction in net cumulative required contributions								$ 200,000,000
Cumulative required contribution period (years)								10 years
Expected contribution to voluntary employees beneficiary association								$ 12,000,000	12,000,000
Amounts recognized in employer matching contributions								$ 45,000,000	44,000,000	43,000,000
Special Termination Benefits | Organizational Design Initiative
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Organizational design initiative									65,000,000
Organizational design initiative, after tax									40,000,000
Common and Preferred Stocks
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, actual plan asset allocation percentages				28.00%				28.00%
Government Securities
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, actual plan asset allocation percentages				18.00%				18.00%
Fixed Income
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, actual plan asset allocation percentages				35.00%				35.00%
Real Estate Funds
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, actual plan asset allocation percentages				3.00%				3.00%
Other Alternative Investments
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, actual plan asset allocation percentages				16.00%				16.00%
Scenario, Forecast
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected contribution to voluntary employees beneficiary association							$ 12,000,000
Pension or other postretirement plan assets to be returned							0
Dominion Energy Questar Corporation | Capital Contribution to Dominion Energy Questar to Fund Pension Contributions
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Contribution to qualified pension plan								$ 75,000,000
Medical Coverage for Local retirees
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Decrease in accumulated postretirement benefit obligation					$ (73,000,000)	$ 37,000,000
Discount rate percentage					4.30%	3.71%
Charge recorded from plan amendment and remeasurement					$ 7,000,000	$ (9,000,000)
Charge recorded from plan amendment and remeasurement, after tax					4,000,000
Pension Benefits
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual return (loss) on plan assets								1,327,000,000	426,000,000
Expected return on pension and other postretirement plan assets								639,000,000	573,000,000	$ 531,000,000
Net actuarial loss				$ 193,000,000				193,000,000
Actuarial (gains) losses during the year								830,000,000	$ 784,000,000
Decrease in accumulated postretirement benefit obligation				(75,000,000)
Discount rate percentage	4.05%	4.05%	4.51%						4.46%	4.40%
Contributions to qualified defined benefit pension plans								118,000,000	$ 15,000,000
Net periodic benefit cost								7,000,000	(25,000,000)	$ 44,000,000
Other Postretirement Benefits
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual return (loss) on plan assets								236,000,000	108,000,000
Expected return on pension and other postretirement plan assets								128,000,000	118,000,000	$ 117,000,000
Net actuarial loss				11,000,000				11,000,000
Actuarial (gains) losses during the year								$ 119,000,000	166,000,000
Decrease in accumulated postretirement benefit obligation				$ 2,000,000
Discount rate percentage										4.40%
Discount rate percentage				3.76%				3.76%
Contributions to qualified defined benefit pension plans								$ 13,000,000	12,000,000
Net periodic benefit cost								(80,000,000)	$ (49,000,000)	$ (31,000,000)
Collective Bargaining Agreement
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Period for experience study of employee demographics									5 years
Increase in net periodic benefit costs for 2017									$ 42,000,000
Collective Bargaining Agreement | Pension Benefits
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Actuarial (gains) losses during the year									290,000,000
Collective Bargaining Agreement | Other Postretirement Benefits
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Actuarial (gains) losses during the year									38,000,000
Dominion Energy Gas Holdings, LLC
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual return (loss) on plan assets								335,000,000	130,000,000
Expected return on pension and other postretirement plan assets								165,000,000	157,000,000
Net actuarial loss										(3,000,000)
Accumulated benefit obligation				$ 724,000,000				724,000,000	640,000,000
Contributions to qualified defined benefit pension plans								0
Contributions to qualified defined benefit pension plans in 2018				0				0
Contribution to qualified pension plan								15,000,000	150,000,000	692,000,000
Amounts recognized in employer matching contributions								7,000,000	7,000,000	7,000,000
Dominion Energy Gas Holdings, LLC | Special Termination Benefits | Organizational Design Initiative
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Organizational design initiative									8,000,000
Organizational design initiative, after tax									5,000,000
Dominion Energy Gas Holdings, LLC | Other operations and maintenance | Dominion Retiree Health And Welfare Plan | Multiemployer Plans, Postretirement Benefit
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit cost								(5,000,000)	(4,000,000)	(5,000,000)
Dominion Energy Gas Holdings, LLC | Scenario, Forecast
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension or other postretirement plan assets to be returned							$ 0
Dominion Energy Gas Holdings, LLC | Medical Coverage for Local retirees
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Decrease in accumulated postretirement benefit obligation					(61,000,000)
Charge recorded from plan amendment and remeasurement					6,000,000
Charge recorded from plan amendment and remeasurement, after tax					$ 4,000,000
Dominion Energy Gas Holdings, LLC | Pension Benefits
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual return (loss) on plan assets								294,000,000	107,000,000
Expected return on pension and other postretirement plan assets								141,000,000	134,000,000	$ 126,000,000
Net actuarial loss				$ 19,000,000				19,000,000
Actuarial (gains) losses during the year								$ 78,000,000	$ 64,000,000
Discount rate percentage								4.50%	4.99%	4.40%
Discount rate percentage				3.81%				3.81%	4.50%
Net periodic benefit cost								$ (80,000,000)	$ (78,000,000)	$ (63,000,000)
Dominion Energy Gas Holdings, LLC | Pension Benefits | Other operations and maintenance
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit cost								(37,000,000)	(45,000,000)	(38,000,000)
Dominion Energy Gas Holdings, LLC | Other Postretirement Benefits
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual return (loss) on plan assets								41,000,000	23,000,000
Expected return on pension and other postretirement plan assets								24,000,000	23,000,000	$ 24,000,000
Net actuarial loss				$ 3,000,000				3,000,000
Actuarial (gains) losses during the year								$ 34,000,000	$ 28,000,000
Discount rate percentage								4.47%	4.93%	4.40%
Discount rate percentage				3.76%				3.76%	4.47%
Contributions to qualified defined benefit pension plans								$ 12,000,000	$ 12,000,000
Net periodic benefit cost								(9,000,000)	(2,000,000)	$ (2,000,000)
Dominion Energy Gas Holdings, LLC | Collective Bargaining Agreement | Pension Benefits
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Actuarial (gains) losses during the year									24,000,000
Dominion Energy Gas Holdings, LLC | Collective Bargaining Agreement | Other Postretirement Benefits
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Actuarial (gains) losses during the year									9,000,000
Virginia Electric and Power Company
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Amounts recognized in employer matching contributions								19,000,000	19,000,000	18,000,000
Virginia Electric and Power Company | Special Termination Benefits | Organizational Design Initiative
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Organizational design initiative									33,000,000
Organizational design initiative, after tax									20,000,000
Virginia Electric and Power Company | Other operations and maintenance | Dominion Retiree Health And Welfare Plan
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit cost								(42,000,000)	(29,000,000)	(16,000,000)
Virginia Electric and Power Company | Pension Benefits | Other operations and maintenance
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit cost								$ 110,000,000	$ 79,000,000	$ 97,000,000